Financial Instruments and Related Risk Management (Summary Of Access To Facilities Under Financing Arrangements) (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial Liabilities That Are Part Of Supplier Finance Arrangements For Which Suppliers Have Received Payment [Member]
Disclosure Of Financial Liabilities That Are Part of Supplier Finance Arrangement [Line Items]
Financial liabilities	$ 2,888	$ 2,710
Financia lLiabilities That Are Part Of Supplier Finance Arrangements [Member]
Disclosure Of Financial Liabilities That Are Part of Supplier Finance Arrangement [Line Items]
Financial liabilities		$ 2,710